ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued interest	$ 2,269	$ 16,411
Accrued claims	3,454	5,889
Other accrued expenses	4,937	10,189
Accrued Liabilities, Current, Total	$ 10,660	$ 32,489